Share-based compensation - Share option plans - DSPPP (Details)			12 Months Ended
	Nov. 27, 2023 EquityInstruments SFr / shares	Oct. 26, 2022 EquityInstruments SFr / shares	Dec. 31, 2023 CHF (SFr) EquityInstruments SFr / shares	Dec. 31, 2022 CHF (SFr) EquityInstruments SFr / shares
Share-based compensation
Number of equity incentive units exercised | EquityInstruments		17,438,883
Strike price of equity incentive units | SFr / shares	SFr 0.043	SFr 0.13
Deferred Strike Price Payment Plan (DSPPP)
Share-based compensation
Payment deferral period for equity incentive units exercised			10 years
Expiration period for options			10 years
Increase (decrease) in fair value of equity incentive units following modification | SFr			SFr (12,323)	SFr 63,399
Increase in fair value of equity incentive units following modification, recognised during period | SFr				SFr 52,216
Beginning balance | EquityInstruments			17,438,883	0
Forfeited | EquityInstruments			(7,311)	0
Granted | EquityInstruments			12,527,235	17,438,883
Ending balance | EquityInstruments			29,958,807	17,438,883
Average subscription price / floor price / deferred strike price at beginning of period | SFr / shares			SFr 0.13	SFr 0
Forfeited | SFr / shares			0.13	0
Granted | SFr / shares			0.043	0.13
Average subscription price / floor price / deferred strike price at end of period | SFr / shares			SFr 0.09	SFr 0.13
Number of equity incentive units exercised | EquityInstruments	12,527,235	17,438,883
Strike price of equity incentive units | SFr / shares	SFr 0.043	SFr 0.13